Cash and cash equivalents including restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents including restricted cash [Abstract]
Cash at bank and on hand	$ 103,609	$ 195,271	$ 141,621
Cash retained in the commercial pools	88,966	88,297	80,900
Restricted cash	10,000	13,542
Cash and cash equivalents including restricted cash	202,575	297,110
Less: Restricted cash	(10,000)	(13,542)
Cash and cash equivalents	$ 192,575	$ 283,568	$ 222,521	$ 280,325
Bottom of Range [Member]
Cash and cash equivalents restricted cash [Abstract]
Interest rate on fixed deposits	3.68%	4.00%
Top of Range [Member]
Cash and cash equivalents restricted cash [Abstract]
Interest rate on fixed deposits	4.35%	5.48%